Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Components of income tax expense
Components of Income Tax Expense

	2023	2022
Current tax expense (recovery)
Recognized in profit or loss in current year	$132.7	$85.3
Adjustments recognized in the current year with respect to prior years	0.2	(2.3)
	132.9	83.0
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	(101.7)	(34.2)
Adjustments recognized in the current year with respect to prior years	3.4	0.4
Derecognition of previously recognized deferred tax assets	3.7	9.0
Impact of impairments on deferred tax assets and liabilities	(3.4)	(3.8)
Increase (decrease) in deferred tax liabilities due to tax impact of NRV charge to inventory	11.2	(15.3)
	(86.8)	(43.9)
Income tax expense	$46.1	$39.1

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2023	2022
Earnings (loss) before taxes and non-controlling interest	$(58.8)	$(301.0)
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense (recovery) based on above rates	$(15.9)	$(81.3)
Increase (decrease) due to:
Non-deductible expenditures	3.2	7.4
Foreign tax rate differences	2.7	(11.7)
Change in net deferred tax assets not recognized (1)	66.3	22.3
Derecognition of deferred tax assets previously recognized (2)	—	50.4
Effect of other taxes paid (mining and withholding)	22.1	15.7
Effect of foreign exchange on tax expense	(36.0)	(21.5)
Non-taxable impact of foreign exchange	3.8	6.3
Change in non-deductible portion of reclamation liabilities	1.9	12.2
Unrecognized tax benefit on termination fee related to the Yamana acquisition (3)	—	39.8
Other	(2.0)	(0.5)
Income tax expense	$46.1	$39.1
(1)Includes deferred taxes recovery related to amounts recorded in other comprehensive income for the year-end December 31, 2023 of $0.5 million (2022 - $0.5 million deferred tax expense).
(2)Attributable to the loss of attributes resulting from the Dolores impairment in Q2 2022 (Note 15).
(3)In the year ended December 31, 2022, as a result of terminating its arrangement agreement with Gold Fields Limited, Yamana was required to pay Gold Fields Limited a termination fee of $300 million. Half of this amount was funded by the Company. The Company has treated this as a capital cost of acquiring Yamana Gold Inc., pursuant to the applicable Canadian income tax legislation. Since, the Company controls the timing of the reversal of this deductible temporary difference, no deferred tax benefit could be recorded for this amount. The tax impact caused by this treatment effectively increased tax expense by $39.8 million in 2022.

Analysis of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the Consolidated Financial Statements:

	2023	2022
Net deferred tax liabilities, beginning of year	$(84.4)	$(128.8)
Recognized in net earnings in the year	86.8	43.9
Initial deferred tax liability associated with the Yamana Acquisition (Note 8)	(881.2)	—
Disposition of mining properties (Note 9)	419.3	—
Recognized in other comprehensive income (loss) in year (1)	(0.5)	0.5
Other	(1.2)	—
Net deferred liabilities, end of year	(461.2)	(84.4)
Deferred tax assets	80.4	55.9
Deferred tax liabilities	(541.6)	(140.3)
Net deferred tax liabilities	$(461.2)	$(84.4)
(1)Deferred tax impact related to unrealized loss on long-term investment (see Note 16).

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2023	2022
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$33.9	$23.5
Tax losses, resource pools and mining tax credits	84.6	83.8
Mineral properties, plant, and equipment	(636.0)	(217.2)
Other temporary differences and provisions	56.3	25.5
Net deferred tax liabilities	$(461.2)	$(84.4)

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognised
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2023	2022
Operating tax loss	$1,236.6	$383.2
Net capital tax loss	36.5	36.8
Resource pools and other tax credits (1)	174.7	87.0
Mineral properties, plant, and equipment	314.2	207.2
Closure and decommissioning costs	297.6	207.3
Other temporary differences	211.1	119.6
	$2,270.7	$1,041.1
(1)Includes tax credits which will begin to expire after 2027 year end, if unused.

Schedule of operating loss carryforwards
Included in the above amounts are operating tax losses, which if not utilized will expire as follows:

At December 31, 2023
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2024	$—	$15.5	$0.3	$0.3	$—	$—	$—	$—	$—	$16.1
2025	—	9.7	—	0.6	4.7	5.4	—	—	—	20.4
2026 – and after	695.2	146.1	0.4	2.2	20.9	95.1	146.6	88.2	5.4	1,200.1
Total tax losses	$695.2	$171.3	$0.7	$3.1	$25.6	$100.5	$146.6	$88.2	$5.4	$1,236.6

At December 31, 2022
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2023	$—	$0.4	$—	$0.3	$0.1	$—	$—	$—	$—	$0.8
2024	—	0.4	0.3	0.3	—	—	—	—	—	1.0
2025 – and after	342.2	11.0	0.3	2.3	0.3	25.3	—	—	—	381.4
Total tax losses	$342.2	$11.8	$0.6	$2.9	$0.4	$25.3	$—	$—	$—	$383.2